EATON VANCE GROWTH TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) on behalf of Parametric Balanced Risk Fund (the “Fund”)(1933 Act File No. 002-22019) certifies (a) that the form of prospectus and statement of additional information dated September 10, 2013 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 152 (“Amendment No. 152”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 152 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-13-001052) on September 10, 2013.

EATON VANCE GROWTH TRUST

on behalf of Parametric Balanced Risk Fund

By:  /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date:  September 26, 2013

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